Income Taxes (Tables)	12 Months Ended
Mar. 29, 2013
Income Taxes [Abstract]
Sources of income before income taxes classified between domestic and foreign entities
The sources of (loss) income from continuing operations, before income taxes, classified between domestic entities and those entities domiciled outside of the United States, are as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Domestic entities	$(71)	$(1,854)	$438
Entities outside the United States	520	(2,633)	389
Total	$449	$(4,487)	$827

Components of the income tax provision
The income tax (benefit) expense on (loss) income from continuing operations is comprised of:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Current:
Federal	$(330)	$(84)	$(15)
State	(5)	10	17
Foreign	174	94	96
	(161)	20	98
Deferred:
Federal	90	(143)	84
State	(16)	(22)	7
Foreign	38	49	5
	112	(116)	96
Total income tax expense (benefit)	$(49)	$(96)	$194

Federal statutory tax rate to effective tax rate reconciliation
The major elements contributing to the difference between the U.S. federal statutory tax rate of 35% and the effective tax rate (ETR) for continuing operations are as follows:

	Twelve Months Ended
	March 29, 2013	March 30, 2012	April 1, 2011
Statutory rate	35.0%	(35.0)%	35.0%
State income tax, net of federal tax	(0.9)	(0.3)	1.2
Change in uncertain tax positions	1.3	0.6	(3.0)
Foreign tax rate differential	(71.5)	(0.8)	(5.7)
Income tax credits	(0.1)	(1.0)	(9.0)
Valuation allowance	82.3	17.9	2.6
Change in entity tax status	(0.4)	(0.7)	—
Loss on sale of securities	(55.2)	—	—
Tax audit settlements	—	(2.5)	—
Goodwill impairment	—	18.7	—
Other items, net	(1.4)	1.0	2.4
Effective tax rate	(10.9)%	(2.1)%	23.5%

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are as follows:

(Amounts in millions)	March 29, 2013	March 30, 2012
Deferred Tax Assets:
Employee benefits	$558	$705
Tax loss/credit carryforwards	1,110	899
Accrued interest	47	52
State taxes	13	13
Cumulative foreign exchange gain/loss	14	6
Other assets	111	92
Total Deferred Tax Assets	1,853	1,767
Valuation allowance	(1,298)	(951)
Net Deferred Tax Assets	555	816

Deferred Tax Liabilities:
Depreciation and amortization	(322)	(387)
Contract accounting	(53)	(90)
Investment basis differences	(128)	(128)
Other liabilities	(75)	(65)
Total Deferred Tax Liabilities	(578)	(670)

Total Deferred Tax Assets (Liabilities)	$(23)	$146

Balance of uncertain tax positions (excluding interest and penalties and related tax carryforwards)
The following table summarizes the activity related to the Company’s uncertain tax positions (excluding interest and penalties and related tax attributes):

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Balance at Beginning of Fiscal Year	$287	$426	$442
Gross increases related to prior year tax positions	7	27	22
Gross decreases related to prior year tax positions	(40)	(134)	(41)
Gross increases related to current year tax positions	8	29	14
Settlements and statute of limitation expirations	(18)	(115)	(15)
Current year acquisitions	—	56	—
Foreign exchange and others	(3)	(2)	4
Balance at End of Fiscal Year	$241	$287	$426

Tax Examination Status
The Company is currently under examination in several tax jurisdictions. A summary of the tax years that remain subject to examination in certain of the Company’s major tax jurisdictions are:

Jurisdiction:	Tax Years that Remain Subject to Examination (Fiscal Year Ending):
United States – Federal	2008 and forward
United States – Various States	2001 and forward
Australia	2009 and forward
Canada	2006 and forward
Denmark	2007 and forward
France	2009 and forward
Germany	2006 and forward
India	2007 and forward
United Kingdom	2010 and forward